Derivatives (Details) £ in Thousands, SFr in Thousands, CAD in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2014 CAD	Nov. 30, 2014 USD ($)	Nov. 30, 2014 GBP (£)	Nov. 30, 2014 CHF (SFr)	Nov. 30, 2013 CAD	Nov. 30, 2013 USD ($)	Nov. 30, 2013 GBP (£)	Nov. 30, 2013 CHF (SFr)	Nov. 30, 2011 USD ($)
Derivatives, Fair Value [Line Items]
Accumulated other comprehensive loss					$ (106,725)				$ (56,961)
Foreign Currency Cash Flow Hedge Asset at Fair Value					987				8
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value					1,005				1,548
(Gain) Loss on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (6,293)	$ (5,372)	$ 2,491
Derivative Asset, Fair Value, Gross Asset					1,992				1,556
Interest Rate Cash Flow Hedge Liability at Fair Value					16,662				3,366
Foreign Currency Cash Flow Hedge Liability at Fair Value					0				423
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value					475				957
Derivative Liability, Fair Value, Gross Liability					17,137				4,746
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					$ 100,000
Derivative, Average Fixed Interest Rate				1.80%	1.80%	1.80%	1.80%
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	2,900
Amount of loss reclassified from AOCI into income:	950	935	816
Forward-starting interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					$ 400,000
Derivative, Average Fixed Interest Rate				2.86%	2.86%	2.86%	2.86%
Foreign currency forward cash flow hedge [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					$ 11,000				15,900
Amount of loss reclassified from AOCI into income:	110	41	0
Foreign currency forward contract to buy USD with CAD [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					51,194				142,606
Foreign currency forward contract to buy CAD with GBP [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount | CAD				CAD 50,000				CAD 28,741
Foreign currency forward contract to buy USD with EUR [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					12,517				17,522
Foreign currency forward contract to buy CHF with USD [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount | SFr							SFr 9,000				SFr 14,000
Foreign currency forward contract to buy GBP with EUR [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount | £						£ 4,774				£ 5,866
Foreign currency forward contract to buy USD with GBP [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					48,000				3,000
Foreign currency forward contract to buy USD with JPY [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					8,778				0
Foreign currency forward contract to buy USD with KRW [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount					10,000				0
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Accumulated other comprehensive loss			(2,225)		$ (9,482)				$ (2,199)			$ (1,918)
Amount of loss reclassified from AOCI into income:	$ 1,060	$ 976	$ 816